Calvert
Responsible Municipal Income Fund
March 31, 2024
Schedule of Investments (Unaudited)

Corporate Bonds — 2.2%

Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical — 0.7%
Conservation Fund, 3.474%, 12/15/29	$3,493	$ 3,170,955
		$ 3,170,955
Financial — 0.9%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$5,000	$ 4,118,560
		$ 4,118,560
Other Revenue — 0.6%
Nature Conservancy:
Series A, 0.794%, 7/1/25	$1,450	$ 1,363,328
Series A, 0.944%, 7/1/26	1,285	1,154,530
		$2,517,858
Total Corporate Bonds (identified cost $11,157,530)		$9,807,373

Tax-Exempt Mortgage-Backed Securities — 2.2%

Security	Principal Amount (000's omitted)	Value
Housing — 2.2%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$4,025	$ 3,775,434
National Finance Authority, NH, Municipal Certificates:
Series 2022-1, Class A, 4.375%, 9/20/36	2,933	2,879,347
Series 2022-2, Class A, 4.00%, 10/20/36	2,943	2,797,078
Total Tax-Exempt Mortgage-Backed Securities (identified cost $9,677,449)		$ 9,451,859

Tax-Exempt Municipal Obligations — 90.4%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.1%
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	$1,140	$ 1,211,877
Indiana Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 2/1/40	1,000	1,131,540
Indianapolis Local Public Improvement Bond Bank, IN, Green Bonds, 5.00%, 1/1/52	2,000	2,147,920
Michigan Finance Authority, (Clean Water Revolving Fund), 3.00%, 10/1/37	1,390	1,275,339
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.25%, 9/15/52	3,000	3,309,720
		$ 9,076,396
Security	Principal Amount (000's omitted)	Value
Education — 7.2%
Arizona State University:
Green Bonds, 5.00%, 7/1/42	$2,000	$ 2,057,280
Green Bonds, 5.00%, 7/1/43	2,100	2,243,325
Green Bonds, 5.50%, 7/1/48	3,200	3,633,184
Build NYC Resource Corp., NY, (Academic Leadership Charter School):
4.00%, 6/15/24	120	119,723
4.00%, 6/15/25	110	109,093
4.00%, 6/15/26	110	107,802
4.00%, 6/15/27	80	78,042
4.00%, 6/15/30	100	96,256
4.00%, 6/15/31	100	95,684
Grand Valley State University, MI, 5.00%, 12/1/33	1,000	1,020,710
Indiana Finance Authority, (Butler University), 5.00%, 2/1/31	1,130	1,131,107
Maricopa County Industrial Development Authority, AZ, (Arizona Autism Charter Schools), Social Bonds, 4.00%, 7/1/31(1)	250	243,232
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools), 3.00%, 7/1/31(1)	500	462,525
Massachusetts Health and Educational Facilities Authority, (University of Massachusetts), 2.45% to 4/1/26 (Put Date), 11/1/30	2,250	2,208,555
Minnesota Higher Education Facilities Authority, (University of St. Thomas):
Green Bonds, 5.00%, 10/1/28	600	645,990
Green Bonds, 5.00%, 10/1/29	635	695,376
Green Bonds, 5.00%, 10/1/30	445	495,196
Ohio Higher Educational Facility Commission, (Oberlin College), Green Bonds, 5.00%, 10/1/48	4,000	4,368,680
Pennsylvania Higher Educational Facilities Authority:
4.00%, 6/15/36	1,530	1,540,970
Prerefunded to 6/15/26, 4.00%, 6/15/36	20	20,404
Public Finance Authority, WI, (Coral Academy of Science Las Vegas), 4.00%, 7/1/41	1,000	865,620
Public Finance Authority, WI, (Roseman University of Health Sciences), 4.00%, 4/1/32(1)	815	810,583
University of California, 5.00%, 5/15/38	5,000	5,913,550
University of South Carolina, 5.00%, 5/1/46	2,485	2,679,948
		$31,642,835
Electric Utilities — 4.0%
Douglas County Public Utility District No. 1, WA:
4.00%, 9/1/39	$2,000	$2,048,240
4.00%, 9/1/40	2,000	2,036,020
Grant County Public Utility District No. 2, WA, (Priest Rapids Hydroelectric Project):
5.00%, 1/1/39	1,000	1,130,400
5.00%, 1/1/40	1,525	1,713,993
Long Island Power Authority, NY, Green Bonds, 5.00%, 9/1/38	1,040	1,207,159
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	2,375	2,376,330

Calvert
Responsible Municipal Income Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Missouri Joint Municipal Electric Utility Commission, Green Bonds, 5.25%, 12/1/43	$2,000	$ 2,166,840
Tacoma, WA, Electric System Revenue, Green Bonds, 5.00%, 1/1/49	3,000	3,266,580
Trinity Public Utilities District Authority, CA, Green Bonds, 4.00%, 4/1/29	1,120	1,085,975
Utah Associated Municipal Power Systems, 5.00%, 9/1/30	655	705,278
		$ 17,736,815
Escrowed/Prerefunded — 0.4%
Build NYC Resource Corp., NY, (YMCA of Greater New York), Prerefunded to 8/1/25, 4.00%, 8/1/36	$1,915	$ 1,935,069
Public Finance Authority, WI, (Roseman University of Health Sciences), Escrowed to Maturity, 4.00%, 4/1/32(1)	15	15,656
		$1,950,725
General Obligations — 18.4%
Antelope Valley Community College District, CA, (Election of 2016), 5.25%, 8/1/42	$3,000	$3,443,610
Atlanta, GA, Social Bonds, 5.00%, 12/1/37	3,500	4,036,970
Bexar County, TX, Prerefunded to 6/15/25, 4.00%, 6/15/32	2,000	2,011,840
California:
4.00%, 9/1/32	1,000	1,018,400
4.00%, 9/1/37(2)	3,500	3,745,175
Cass County Joint Water Resource District, ND, 3.45%, 4/1/27(2)	1,250	1,250,000
Chicago Board of Education, IL:
5.00%, 12/1/32	2,000	2,076,500
5.00%, 12/1/34	2,160	2,216,009
5.00%, 12/1/36	1,000	1,019,400
5.25%, 12/1/36	4,000	4,395,440
Connecticut:
Green Bonds, 5.00%, 11/15/31	1,000	1,008,910
Social Bonds, 4.00%, 1/15/44	3,000	3,020,910
Social Bonds, 5.00%, 11/15/36	5,000	5,781,700
Detroit, MI:
Social Bonds, 5.25%, 5/1/31	600	655,818
Social Bonds, 5.25%, 5/1/32	600	662,250
Groton, CT, Green Bonds, 4.125%, 4/1/42	1,000	1,012,740
Hawaii, 4.00%, 10/1/34	2,000	2,034,780
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/36	3,425	3,596,284
Kern Community College District, CA, (Election of 2016):
5.25%, 8/1/38	2,000	2,361,800
5.25%, 8/1/40	1,200	1,399,248
Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,180	2,207,163
Los Angeles Unified School District, CA:
Sustainability Bonds, 5.00%, 7/1/36	2,035	2,472,281
Sustainability Bonds, 5.25%, 7/1/47	5,000	5,702,200
Los Rios Community College District, CA, 4.00%, 8/1/33	2,000	2,060,300
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Matanuska-Susitna Borough, AK, 4.50%, 7/1/29	$1,670	$ 1,714,405
Metropolitan Water Reclamation District of Greater Chicago, IL, Green Bonds, 5.00%, 12/1/45	3,000	3,034,350
Passaic County Improvement Authority, NJ, (Paterson Board of Education), Green Bonds, 3.00%, 2/1/42	1,175	1,010,618
Renton School District No. 403, WA, 4.00%, 12/1/39	1,250	1,277,962
Salem-Keizer School District No. 24J, OR, 4.00%, 6/15/37	5,000	5,162,250
San Diego Unified School District, CA, (Election of 2008), Green Bonds, 5.00%, 7/1/48	5,990	6,728,028
Sarpy County School District 0037, NE, 5.00%, 12/15/27	1,500	1,541,265
Ypsilanti Community Schools, MI, 5.00%, 5/1/30	1,000	1,035,460
		$80,694,066
Hospital — 11.3%
Brookhaven Development Authority, GA, (Children's Healthcare of Atlanta, Inc.), 4.00%, 7/1/49	$2,235	$2,144,773
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 4.00%, 8/15/36	4,460	4,516,553
Collier County Industrial Development Authority, FL, (NHC Healthcare System), 5.00%, 10/1/54	3,000	3,314,250
Colorado Health Facilities Authority, (Craig Hospital):
5.00%, 12/1/27	1,075	1,129,675
5.00%, 12/1/28	1,125	1,200,217
Geisinger Authority, PA, (Geisinger Health System), 5.00% to 2/15/27 (Put Date), 4/1/43	5,000	5,177,600
Huntsville Health Care Authority, AL, (HH Health System), 5.00% to 6/1/30 (Put Date), 6/1/53	5,000	5,456,750
Indiana Finance Authority, (Good Samaritan Hospital):
4.00%, 4/1/35	1,205	1,165,946
4.00%, 4/1/36	2,520	2,425,223
Indiana Finance Authority, (Indiana University Health), 5.00%, 10/1/41	1,250	1,392,075
Massachusetts Development Finance Agency, (Boston Medical Center), Green Bonds, 5.00%, 7/1/44	3,000	2,986,620
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	500	526,355
Michigan Finance Authority, (Beaumont Health Credit Group), 4.00%, 11/1/46	2,000	1,927,640
Michigan Finance Authority, (Henry Ford Health Detroit):
Green Bonds, 5.25%, 2/29/40(2)	600	666,168
Green Bonds, 5.25%, 2/28/41(2)	1,100	1,213,311
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/45	2,000	2,033,940
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/47	2,000	1,885,700
4.00%, 11/15/49	1,250	1,165,750
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 9/1/45	3,000	3,011,730

Calvert
Responsible Municipal Income Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00% to 11/15/30 (Put Date), 11/15/52	$2,000	$ 2,203,840
Wisconsin Health and Educational Facilities Authority, (Ascension Health Credit Group), 4.00%, 11/15/39	4,000	3,935,360
		$ 49,479,476
Housing — 17.4%
Alaska Housing Finance Corp.:
Social Bonds, 5.00%, 6/1/28	$350	$ 377,843
Social Bonds, 5.00%, 12/1/28	400	436,104
Social Bonds, 5.00%, 6/1/29	440	483,384
Social Bonds, 5.00%, 12/1/29	360	399,330
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, 5.00%, 8/15/28	1,240	1,301,467
Cuyahoga Metropolitan Housing Authority, OH, Social Bonds, 2.00%, 12/1/31	1,250	1,046,462
Denver City and County Housing Authority, CO, Sustainability Bonds, 4.50%, 7/1/41	2,000	2,048,940
District of Columbia Housing Finance Agency, 3.00% to 9/1/26 (Put Date), 9/1/28	3,000	2,925,060
District of Columbia Housing Finance Agency, (Faircliff Plaza East Apartments), 5.00% to 12/1/25 (Put Date), 12/1/26	2,775	2,815,931
District of Columbia Housing Finance Agency, (Paxton), 4.00% to 9/1/25 (Put Date), 9/1/40	3,750	3,749,287
EP Tuscany Zaragosa PFC, TX, (Tuscany at Mesa Hills and Villas at Zaragosa), 4.00%, 12/1/33	5,000	4,874,550
Independent Cities Finance Authority, CA, (Union City Tropics):
4.00%, 5/15/31	1,020	1,045,510
4.00%, 5/15/34	1,145	1,168,438
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.00%, 6/1/38	800	852,832
Indiana Housing and Community Development Authority, SFMR:
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.35%, 7/1/37	1,000	1,037,230
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.60%, 7/1/42	1,000	1,007,370
Los Angeles Housing Authority, CA, (FNMA), 3.75%, 4/1/34	2,000	2,000,300
Maine Housing Authority, Social Bonds, 4.15%, 11/15/42	1,615	1,580,116
Maryland Community Development Administration, Department of Housing and Community Development:
4.05%, 7/1/40	1,575	1,548,382
4.35%, 7/1/50	1,000	959,150
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.625%, 7/1/43	1,000	1,090,660
Massachusetts Housing Finance Agency:
(AMT), 3.30%, 12/1/28	750	727,553
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.40%, 12/1/38	1,475	1,510,872
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.70%, 12/1/43	2,000	2,024,820
Sustainability Bonds, 2.30%, 12/1/24	1,500	1,481,895
Sustainability Bonds, 2.80%, 12/1/26	1,000	977,720
Sustainability Bonds, 4.00%, 12/1/25	2,500	2,512,400
Security	Principal Amount (000's omitted)	Value
Housing (continued)
New Jersey Housing and Mortgage Finance Agency, SFMR, Social Bonds, 3.85%, 4/1/32	$3,620	$ 3,664,490
New Mexico Mortgage Finance Authority, 5.00% to 6/1/25 (Put Date), 2/1/42	525	527,168
New York City Housing Development Corp., NY:
0.90% to 1/1/26 (Put Date), 11/1/60	3,430	3,215,796
Green Bonds, (Liq: TD Bank, N.A.), 3.65%, 5/1/50(3)	2,350	2,350,000
Sustainable Development Bonds, 1.70%, 5/1/32	2,100	1,693,230
Sustainable Development Bonds, 1.75%, 11/1/32	1,060	850,258
Sustainable Development Bonds, 3.40% to 12/22/26 (Put Date), 11/1/62	3,000	2,968,050
Sustainable Neighborhood Bonds, 3.80%, 11/1/30	965	964,952
New York Housing Finance Agency:
Sustainability Bonds, (FHLMC), (FNMA), (GNMA), (SONYMA), 2.85%, 11/1/39	1,980	1,659,953
Sustainability Bonds, (SONYMA), 2.50% to 5/1/27 (Put Date), 11/1/60	2,000	1,908,440
Pennsylvania Housing Finance Agency, SFMR:
3.90%, 10/1/35	930	928,233
Social Bonds, 0.95%, 10/1/28	1,125	976,568
Social Bonds, 4.30%, 10/1/42	3,000	2,947,110
Social Bonds, 4.40%, 10/1/38	1,500	1,538,700
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/28	665	679,364
Seattle Housing Authority, WA, (Juniper Apartments):
4.375%, 12/1/30	1,000	1,018,720
5.00%, 6/1/27	500	515,070
Utah Housing Corp., 4.00%, 1/1/36	755	756,367
Virginia Housing Development Authority, 4.10%, 10/1/27	4,000	4,011,760
Wisconsin Housing and Economic Development Authority, 3.875% to 5/1/27 (Put Date), 11/1/54	1,250	1,245,650
		$76,403,485
Industrial Development Revenue — 1.9%
California Municipal Finance Authority, (Republic Services, Inc.), (AMT), 4.375% to 9/1/33 (Put Date), 9/1/53	$1,000	$1,047,250
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 4.125% to 10/1/25 (Put Date), 10/1/41	2,000	2,008,960
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 3.00%, 11/1/25	850	842,987
Henderson, KY, (Pratt Paper, LLC), (AMT), 3.70%, 1/1/32(1)	1,815	1,778,936
Nez Perce County, ID, (Potlatch Corp.), 2.75%, 10/1/24	1,000	991,430
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	2,000	1,769,220
		$8,438,783
Insured - Electric Utilities — 0.7%
New York Power Authority:
(AGM), Green Bonds, 5.25%, 11/15/41	$1,500	$1,761,495
(AGM), Green Bonds, 5.25%, 11/15/42	1,000	1,166,200
		$2,927,695

Calvert
Responsible Municipal Income Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 0.2%
Long Beach Unified School District, CA, (AGC), 0.00%, 8/1/25	$1,000	$ 956,570
		$ 956,570
Insured - Solid Waste — 0.3%
South Bayside Waste Management Authority, CA, (Shoreway Environmental Center):
Green Bonds, (AGM), (AMT), 5.00%, 9/1/25	$1,465	$ 1,489,231
Green Bonds, (AGM), (AMT), Escrowed to Maturity, 5.00%, 9/1/28	15	16,241
Green Bonds, (AGM), (AMT), Escrowed to Maturity, 5.00%, 9/1/30	15	16,425
		$ 1,521,897
Insured - Transportation — 0.2%
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/30	$1,000	$1,005,600
		$1,005,600
Insured - Water and Sewer — 2.0%
Chicago, IL, Wastewater Transmission Revenue, (AGM), 5.00%, 1/1/39	$1,000	$1,114,710
Chicago, IL, Water Revenue, (AGM), 5.00%, 11/1/38	1,000	1,113,710
Eagle River Water and Sanitation District, CO, (AGM), 4.00%, 12/1/52	2,000	1,931,140
Fort Wayne, IN, Sewage Works Revenue:
Green Bonds, (BAM), 5.00%, 8/1/28	1,020	1,101,304
Green Bonds, (BAM), 5.00%, 8/1/29	975	1,072,559
Passaic Valley Water Commission, NJ, (AGM), 4.00%, 12/1/48	2,250	2,240,190
		$8,573,613
Lease Revenue/Certificates of Participation — 4.5%
Avon Community School Building Corp., IN, 5.50%, 7/15/41	$1,000	$1,154,090
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	4,000	4,400,440
California Housing Finance Agency, Social Bonds, 4.00%, 4/1/45	2,880	2,835,187
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	1,170	1,170,456
Kansas City, MO, Special Obligation Bonds:
4.00%, 10/1/34	500	502,825
4.00%, 10/1/35	600	603,372
Los Angeles Unified School District, CA:
Sustainability Bonds, 5.00%, 10/1/24	1,100	1,107,634
Sustainability Bonds, 5.00%, 10/1/25	1,100	1,128,820
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/35	1,200	1,375,920
University of North Dakota, Certificates of Participation, Green Certificates, 5.00%, 4/1/48	1,500	1,550,235
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Wasatch County School District Local Building Authority, UT, 5.50%, 6/1/47	$3,500	$ 3,862,985
		$ 19,691,964
Other Revenue — 4.4%
California Community Choice Financing Authority:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	$1,500	$ 1,584,990
Green Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	1,660	1,786,741
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,970	5,482,457
Fairfax County Economic Development Authority, VA, (National Wildlife Federation):
Green Bonds, 5.00%, 9/1/34	1,310	1,424,939
Green Bonds, 5.00%, 9/1/36	1,445	1,562,695
Hudson Yards Infrastructure Corp., NY:
Green Bonds, 4.00%, 2/15/38	2,360	2,456,052
Green Bonds, 4.00%, 2/15/41	3,000	3,042,960
Illinois Educational Facilities Authority, (Field Museum of Natural History):
4.00%, 11/1/36	1,000	1,015,470
4.45%, 11/1/36	1,000	1,027,280
		$19,383,584
Senior Living/Life Care — 0.4%
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/24	$1,875	$1,876,388
		$1,876,388
Special Tax Revenue — 4.2%
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/50	$1,000	$1,066,610
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue:
Series A, Green Bonds, 5.00%, 11/15/35	1,000	1,052,520
Series B1, Green Bonds, 5.00%, 11/15/35	2,275	2,416,823
Regional Transportation District, CO, Sales Tax Revenue, Green Bonds, 4.00%, 11/1/39	1,000	1,016,440
Sales Tax Securitization Corp., IL, Social Bonds, 4.00%, 1/1/42	3,000	3,007,770
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/39	3,000	3,434,340
Triborough Bridge and Tunnel Authority, NY:
Green Bonds, 5.00%, 11/15/32	1,500	1,756,950
Green Bonds, 5.25%, 11/15/40	3,000	3,482,640
Washington Metropolitan Area Transit Authority, D.C., Green Bonds, 4.125%, 7/15/47	1,000	985,960
		$18,220,053
Student Loan — 1.0%
Iowa Student Loan Liquidity Corp., (AMT), 5.00%, 12/1/30	$3,000	$3,206,130

Calvert
Responsible Municipal Income Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Student Loan (continued)
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/30	$1,000	$ 1,068,310
		$ 4,274,440
Transportation — 4.1%
Atlanta, GA, (Airport Passenger Facility Charge):
Green Bonds, 5.00%, 7/1/44	$1,460	$ 1,624,980
Green Bonds, (AMT), 5.25%, 7/1/41	1,500	1,669,665
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
Green Bonds, (AMT), 5.00%, 5/15/37	1,760	1,960,358
Green Bonds, (AMT), 5.50%, 5/15/39	3,200	3,610,464
Massachusetts Port Authority, Green Bonds, (AMT), 5.00%, 7/1/35	4,000	4,470,440
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53	1,000	1,073,950
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/45	2,000	1,921,440
Port of Portland, OR, (Portland International Airport), Green Bonds, (AMT), 5.25%, 7/1/39	1,500	1,672,845
		$18,004,142
Water and Sewer — 5.7%
Discovery Clean Water Alliance, WA, Sewer Revenue, 5.00%, 12/1/34	$2,290	$2,647,996
Great Lakes Water Authority, MI, Water Supply System Revenue, 5.25%, 7/1/48	1,000	1,127,300
Indiana Finance Authority, (CWA Authority), Green Bonds, 5.00%, 10/1/44	3,000	3,169,710
Jefferson County, AL, Sewer Revenue, 5.25%, 10/1/40	1,500	1,675,170
Los Angeles, CA, Wastewater System Revenue, Green Bonds, 5.00%, 6/1/34	1,000	1,099,830
Massachusetts Clean Water Trust:
Sustainability Bonds, 5.00%, 2/1/40	1,215	1,391,551
Sustainability Bonds, 5.00%, 2/1/42	700	794,262
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/47	1,000	1,088,150
Santa Clara Valley Water District, CA:
5.00%, 8/1/42	1,000	1,138,340
5.00%, 8/1/47	2,100	2,342,718
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/48	2,500	2,439,400
Tampa Bay Water, FL, Sustainability Bonds, 5.25%, 10/1/47	3,500	3,865,085
Tampa, FL, Water and Wastewater Systems Revenue, Green Bonds, 5.00%, 10/1/41	2,000	2,258,620
		$25,038,132
Total Tax-Exempt Municipal Obligations (identified cost $392,155,333)		$396,896,659

Taxable Municipal Obligations — 4.8%

Security	Principal Amount (000's omitted)	Value
Education — 0.8%
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word):
1.74%, 4/1/25	$600	$ 574,338
1.99%, 4/1/26	550	509,812
2.19%, 4/1/27	600	540,912
2.38%, 4/1/28	1,190	1,047,866
2.50%, 4/1/29	1,000	858,070
		$ 3,530,998
Electric Utilities — 0.4%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 2.015%, 11/1/25(1)	$745	$705,425
Green Bonds, 2.52%, 11/1/28(1)	1,205	1,077,427
		$1,782,852
General Obligations — 1.7%
Alameda County, CA, Social Bonds, 3.36%, 8/1/24	$2,000	$1,986,580
Detroit, MI:
Social Bonds, 2.189%, 4/1/24	500	500,000
Social Bonds, 2.96%, 4/1/27	750	694,537
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014):
1.702%, 8/1/30	415	348,243
1.802%, 8/1/31	400	328,084
Los Angeles, CA, Social Bonds, 5.00%, 9/1/26	3,000	3,025,380
Tustin Unified School District, CA, 1.554%, 8/1/29	535	464,252
		$7,347,076
Hospital — 0.1%
University of Wisconsin Hospitals and Clinics Authority, 2.09%, 4/1/28	$590	$532,693
		$532,693
Housing — 0.1%
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park), 2.51%, 6/15/31	$500	$425,240
		$425,240
Insured - Housing — 0.2%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AGM), 1.509%, 7/1/25	$150	$142,194
(AGM), 2.005%, 7/1/27	185	165,307
(AGM), 2.429%, 7/1/29	275	236,415
(AGM), 2.679%, 7/1/31	350	288,536
		$832,452

Calvert
Responsible Municipal Income Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.3%
New Jersey Economic Development Authority, (Offshore Wind Port):
Green Bonds, 5.198%, 3/1/31	$500	$ 506,805
Green Bonds, 5.298%, 3/1/32	500	508,410
Green Bonds, 5.398%, 3/1/33	500	511,160
		$ 1,526,375
Special Tax Revenue — 1.0%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.02%, 6/1/24	$1,000	$ 994,370
Social Bonds, 2.211%, 6/1/25	1,500	1,451,835
Social Bonds, 2.361%, 6/1/26	2,000	1,902,160
		$4,348,365
Water and Sewer — 0.2%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 1.497%, 9/1/24	$660	$649,348
		$649,348
Total Taxable Municipal Obligations (identified cost $22,190,750)		$20,975,399

Short-Term Investments — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(4)	3,130,652	$ 3,130,652
Total Short-Term Investments (identified cost $3,130,652)		$ 3,130,652
Total Investments — 100.3% (identified cost $438,311,714)		$440,261,942
Other Assets, Less Liabilities — (0.3)%		$ (1,213,532)
Net Assets — 100.0%		$439,048,410

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $6,863,004 or 1.6% of the Fund's net assets.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2024.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.

At March 31, 2024, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
California20.6%
New York10.9%
Others, representing less than 10% individually65.9%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2024, 2.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.2% to 0.5% of total investments.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(94)	Short	6/18/24	$(10,414,906)	$(37,526)
					$(37,526)

Calvert
Responsible Municipal Income Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
SFMR	– Single Family Mortgage Revenue
SONYMA	– State of New York Mortgage Agency
At March 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date year ended March 31, 2024, the Fund used futures contracts to hedge interest rate risk and to manage duration.
Affiliated Investments
At March 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $3,130,652, which represents 0.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,830,860	$32,343,662	$(31,043,870)	$ —	$ —	$3,130,652	$23,591	3,130,652

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$9,807,373	$ —	$9,807,373
Tax-Exempt Mortgage-Backed Securities	—	9,451,859	—	9,451,859
Tax-Exempt Municipal Obligations	—	396,896,659	—	396,896,659
Taxable Municipal Obligations	—	20,975,399	—	20,975,399
Short-Term Investments	3,130,652	—	—	3,130,652
Total Investments	$3,130,652	$437,131,290	$ —	$440,261,942

Calvert
Responsible Municipal Income Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$(37,526)	$ —	$ —	$(37,526)
Total	$(37,526)	$ —	$ —	$(37,526)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.